Inventories (Details) - TWD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Inventories [Abstract]
Finished goods	$ 9,406,248	$ 10,095,820
Work-in-progress	11,133,846	9,405,677
Raw materials	5,769,010	5,352,826
Total	$ 26,309,104	$ 24,854,323